Other receivables and liabilities - Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current
Salaries, wages and social charges	€ 30	€ 42
Other	87	69
Total	117	111
Current
Salaries, wages and social charges	1,531	1,176
Accrued expenses related to customer projects	245	442
Discounts without performance obligations	380	404
VAT and other indirect tax payables	314	323
Other	413	479
Total	€ 2,883	€ 2,824